CONVERTIBLE LOANS:	6 Months Ended
Jun. 30, 2015
CONVERTIBLE LOANS: [Abstract]
CONVERTIBLE LOANS:
NOTE 5 - CONVERTIBLE LOANS:

a.
During the first quarter of 2014, the Company reached an agreement with certain lenders of the 2011 convertible loans that were due to mature during that period, according to which the maturity date of those loans was deferred by one year and the interest rate was increased to 12% for the duration of the deferral period (the “amendment”).

The Company concluded that the amendment to the terms of the 2011 convertible loans is not considered to be “substantially different” under ASC 470-50, as the difference between the present value of the original loan and the present value of the modified loan was approximately 3.7%. Accordingly, the amendment was accounted for prospectively as a yield adjustment, based on the revised terms of the loans.

b.
The 2014 financing round (see Note 6a) was a qualifying round for purposes of the 2011 and 2012 convertible loan agreements. Accordingly, upon the first closing, all principal and accrued interest outstanding under such loan agreements was converted into a total of 1,010,350 Preferred A Shares and 505,175 warrants.

In accordance with the convertible loan agreements, the lenders were entitled to receive, upon conversion, a total of 1,010,350 warrants. However, the lenders, which are also shareholders of the Company, agreed to receive only half of the warrants that they were entitled to receive in accordance to the loan agreements. The value of the waiver of 505,175 warrants, amounting to $686, was recorded as a capital contribution.

Upon the automatic conversion of the convertible loans, the difference at conversion date between their carrying amount (taking into account the balance of the remaining beneficial conversion feature (BCF), the discount from the allocation of proceeds to the Ordinary Shares and the embedded derivatives) and their fixed monetary amount used for conversion, has been recorded in the statements of operations as finance expenses.